EARNINGS/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Net income | ¥	¥ 13,487		¥ 6,452,554	¥ 1,565,139
Less: Net (income)/loss attributable to the non-controlling interests	76,979	$ 10,547	(3,005,111)	(944,633)
Less: Net (income) attributable to redeemable non-controlling interests	(35,926)	$ (4,922)
Net income attributable to JinkoSolar's ordinary shareholders | ¥	54,540		3,447,443	620,506
Numerator for diluted income/(loss) per share | ¥	¥ (265,703)		¥ 3,441,869	¥ 620,506
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares	208,607,597	208,607,597	207,705,476	198,004,260
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares	209,981,840	209,981,840	226,113,084	200,408,494
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders | ¥ / shares	¥ 0.26		¥ 16.6	¥ 3.13
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders | ¥ / shares	¥ (1.27)		¥ 15.23	¥ 3.1
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Dilutive effects of share options | shares			6,920,728	2,404,234
Convertible senior note payable
Antidilutive Securities Excluded from Computation of Earnings Per Share
Dilutive effects of convertible senior notes | ¥	¥ (320,243)		¥ (5,574)
Dilutive effects of convertible notes | shares	1,374,243	1,374,243	11,486,880